Significant accounting policies (Details Textual)	6 Months Ended
Jun. 30, 2018
Description About Basis Of Depreciation On Property Plant and Equipment	Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum
Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year